TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2021	2020

Beginning balance	$7,125	$5,597
Decrease related to settlement with tax authorities	(4,258)	-
Additions for prior year tax positions	2,115	657
Decrease for prior year tax positions	(1,428)	-
Additions for current year tax positions	1,758	871

Ending balance	$5,312	$7,125

Summary of Taxes on Income

c. Taxes on income are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current taxes	$18,287	$3,995	$4,678
Deferred taxes	(3,466)	333	(1,535)

	$14,821	$4,328	$3,143

Domestic	$10,741	$2,648	$1,833
Foreign	4,080	1,680	1,310

	$14,821	$4,328	$3,143

	Year ended December 31,
	2021	2020	2019
Domestic taxes:

Current taxes	$12,890	$3,166	$3,670
Deferred taxes	(2,149)	(518)	(1,837)

	10,741	2,648	1,833
Foreign taxes:

Current taxes	5,397	829	1,008
Deferred taxes	(1,317)	851	302

	4,080	1,680	1,310

	$14,821	$4,328	$3,143

Significant Components of Deferred Tax Liabilities and Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020

Carryforward losses and tax credit	$9,336	$6,962
Deferred revenues	5,377	4,158
Unrealized gains on marketable securities	136	-
Temporary differences	6,583	6,071

Deferred tax assets before valuation allowance	21,432	17,191
Valuation allowance	(2,760)	(1,992)

Net deferred tax assets	18,672	15,199

Intangible assets, including goodwill	(4,543)	(4,699)
Depreciable assets	(1,699)	(2,024)
Unrealized gains on marketable securities	-	(453)

Deferred tax liability	(6,242)	(7,176)

Net deferred tax assets	$12,430	$8,023

Reconciliation Between Theoretical and Actual Tax Expense

g.A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income is as follows:

	Year ended December 31,
	2021	2020	2019

Income before taxes, as reported in the consolidated statements of income	$22,632	$13,964	$25,709

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$5,205	$3,212	$5,913
Tax adjustment in respect of different tax rate of foreign subsidiary	33	(185)	-
Non-deductible expenses and other permanent differences	305	83	188
Deferred taxes on losses for which valuation allowance was provided, net	896	959	592
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(128)	(152)	(2,175)
Foreign withholding taxes	2,656	1,489
Stock compensation relating to stock options per ASC No. 718	(2,369)	1,258	821
Income taxes in respect of prior years	687	292	330
Change of tax rate	462	(599)	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	6,869	(1,844)	(2,783)
Other	205	(185)	257

Actual tax expense	$14,821	$4,328	$3,143

(*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.15	$0.04	$0.06

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.14	$0.04	$0.06

Schedule of Income Before Income Taxes

h.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$17,817	$7,751	$19,185
Foreign	4,815	6,213	6,524

Income before taxes on income	$22,632	$13,964	$25,709